Securities Act File No. 333-131820

ICA No. 811- 21853

As filed with the Securities and Exchange Commission on August 17, 2021

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

Pre-Effective Amendment No. ____ [ ]

Post-Effective Amendment No. 265 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

Amendment No. 266 [X]

(Check Appropriate Box or Boxes)

Northern Lights Variable Trust

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Attention: Kevin Wolf

(Address of Principal Executive Offices) (Zip Code)

(631) 470-2600

(Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)	Richard Malinowski Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474 (631) 470-2734

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

(X)	immediately upon filing pursuant to paragraph (b).

( ) on (date) pursuant to paragraph (b).

( ) 60 days after filing pursuant to paragraph (a)(1).

( ) on (date) pursuant to paragraph (a)(1).

( ) 75 days after filing pursuant to paragraph (a)(2).

( ) on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

( )       this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the TOPS® Target Range™ Portfolio, a series of the Trust.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 265 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on this 17th day of August, 2021.

NORTHERN LIGHTS VARIABLE TRUST

                                    (Registrant)

/s/ Kevin Wolf

By: Kevin Wolf,

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/John V. Palancia* John V. Palancia	Trustee	August 17, 2021
/s/Gary Lanzen* Gary Lanzen	Trustee	August 17, 2021
/s/Anthony Hertl* Anthony Hertl	Trustee	August 17, 2021
/s/Mark Taylor* Mark Taylor	Trustee	August 17, 2021
/s/Mark D, Gersten* Mark D. Gersten	Trustee	August 17, 2021
/s/Mark Garbin* Mark Garbin	Trustee	August 17, 2021
/s/Jim Colantino* Jim Colantino	Treasurer, Chief Accounting Officer and Chief Financial Officer	August 17, 2021
/s/Kevin Wolf* Kevin Wolf	President & Principal Executive Officer	August 17, 2021

By:                                     Date:

/s/Kevin Wolf                     August 17, 2021

Kevin Wolf

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase